Collateralized Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Collateralized Transactions [Abstract]
Fair Value Of Securities Received As Collateral Available To Sell Or Repledge

	Billions of yen
	March 31
	2011	2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,895

Assets Owned, Pledged As Collateral

	Millions of yen
	March 31
	2011	2012
Trading assets:
Equities and convertible securities	¥29,935	¥47,966
Government and government agency securities	977,291	1,333,482
Bank and corporate debt securities	93,250	139,863
Commercial mortgage-backed securities (“CMBS”)	54,725	40,183
Residential mortgage-backed securities (“RMBS”)	1,572,177	1,527,946
Collateralized debt obligations (“CDO”) and other(1)	64,247	82,298
Investment trust funds and other	9,652	—

	¥2,801,277	¥3,171,738

Non-trading debt securities	¥86,234	¥54,969
Investments in and advances to affiliated companies	¥36,639	¥33,921

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets Subject To Lien
	Millions of yen
	March 31
	2011	2012
Loans and receivables	¥27,635	¥55,236
Trading assets	2,010,605	1,515,079
Office buildings, land, equipment and facilities	20,815	116,530
Non-trading debt securities	278,261	337,681
Other	—	260,683

	¥2,337,316	¥2,285,209